Convertible Promissory Notes	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Debt Disclosure [Abstract]
Convertible Promissory Notes

NOTE 7 – CONVERTIBLE PROMISSORY NOTES

On January 9, 2019, we completed the issuance of 10% Convertible Promissory Notes in the principal amount of $1,710,000 to accredited investors through a private placement in exchange for cash in an equal amount. The principal amounts were raised from the period of October 23, 2018 to December 28, 2018. As a result of the issuance of the Convertible Promissory Notes, the placement agent received an aggregate commission of $171,000, and $5,000 in escrow fees were paid, totaling $176,000 of Note Issuance Costs. As of March 31, 2019, we recorded $151,856 of interest expense related to the Note Issuance Costs.

The Maturity Date of the notes is the two year anniversary from the date of issuance. The holders have the option to convert the entire principal of the Convertible Promissory Note into Common Stock at a conversion price equal to $2.50 per share at any time until the Maturity Date, subject to “Qualified Financing.” Qualified Financing means the next equity round of financing of the Company that raises not less than $10,000,000 gross proceeds from institutional(s) or commercial lender(s) in the aggregate with any combination of Common Stock (valued at the close of the Trading Day on the date of the closing for the financing) or debt. In the event of Qualified Financing, the Convertible Promissory Notes will automatically convert 100% of the principal amount into Common Stock at a conversion price equal to $2.50 per share. As of March 31, 2019, we accrued $65,291 of interest expense related to the Convertible Promissory Notes.

On February 28, 2019, the company notified the holders of an offer to convert Convertible Promissory Notes and Accrued Interest into Common Stock at a conversion price of $2.00 per share and receive one-half warrant exercisable at $2.40 per share for five years in conjunction with each converted share On March 29, 2019, the Company converted $1,410,000 of Convertible Promissory Notes and $52,065 of Accrued Interest into 731,039 shares of Common Stock and issued Warrants to purchase 365,523 shares of Common Stock. The offer ended on March 29, 2019 at 11:59 PM. As a result of the conversion of the Convertible Promissory Notes, the Company accrued $42,300 for a 3% cash conversion fee on the principal converted payable to the placement agent, Paulson Investment Company. Additionally, $118,351 of Unamortized Note Issuance Costs were amortized and $358,800 of Interest Expenses related to the reduction in conversion price were recognized as result of the conversions.

The holders that did not elect to convert their notes during this period have the option to convert their entire principal of the Convertible Promissory Note into Common Stock per the terms of the original agreement.

As of March 31, 2019, there was $300,000 in principal remaining and $24,144 of Unamortized Note Issuance Costs.

On June 5, 2019, the remaining $300,000 of Convertible Promissory Notes were mandatorily converted into shares of our common stock pursuant to the terms of the Note. The Company converted $300,000 of Convertible Promissory Notes and $18,226 of Accrued Interest were converted into 127,291 shares of Common Stock at a conversion price of $2.50. The Company accrued $9,000 for a 3% cash conversion fee on the principal converted payable to the placement agent, Paulson Investment Company.

NOTE 8 – CONVERTIBLE PROMISSORY NOTES

On January 9, 2019, we completed the issuance of 10% Convertible Promissory Notes in the principal amount of $1,710,000 to accredited investors through a private placement in exchange for cash in an equal amount. The principal amounts were raised from the period of October 23, 2018 to December 28, 2018. As a result of the issuance of the Convertible Promissory Notes, the placement agent received an aggregate commission of $171,000, and $5,000 in escrow fees were paid, totaling $176,000 of Note Issuance Costs. As of March 31, 2019, we recorded $151,856 of interest expense related to the Note Issuance Costs.

The Maturity Date of the notes is the two year anniversary from the date of issuance. The holders have the option to convert the entire principal of the Convertible Promissory Note into Common Stock at a conversion price equal to $2.50 per share at any time until the Maturity Date, subject to “Qualified Financing.” Qualified Financing means the next equity round of financing of the Company that raises not less than $10,000,000 gross proceeds from institutional(s) or commercial lender(s) in the aggregate with any combination of Common Stock (valued at the close of the Trading Day on the date of the closing for the financing) or debt. In the event of Qualified Financing, the Convertible Promissory Notes will automatically convert 100% of the principal amount into Common Stock at a conversion price equal to $2.50 per share. As of March 31, 2019, we accrued $65,291 of interest expense related to the Convertible Promissory Notes.

On February 28, 2019, the company notified the holders of an offer to convert Convertible Promissory Notes and Accrued Interest into Common Stock at a conversion price of $2.00 per share and receive one-half warrant exercisable at $2.40 per share for five years in conjunction with each converted share On March 29, 2019, the Company converted $1,410,000 of Convertible Promissory Notes and $52,065 of Accrued Interest into 731,039 shares of Common Stock and issued Warrants to purchase 365,523 shares of Common Stock. The offer ended on March 29, 2019 at 11:59 PM. As a result of the conversion of the Convertible Promissory Notes, the Company accrued $42,300 for a 3% cash conversion fee on the principal converted payable to the placement agent, Paulson Investment Company. Additionally, $118,351 of Unamortized Note Issuance Costs were amortized and $358,800 of Interest Expenses related to the reduction in conversion price were recognized as result of the conversions.

The holders that did not elect to convert their notes during this period have the option to convert their entire principal of the Convertible Promissory Note into Common Stock per the terms of the original agreement.

As of March 31, 2019, there was $300,000 in principal remaining and $23,145 of Unamortized Note Issuance Costs.

On June 5, 2019, the remaining $300,000 of Convertible Promissory Notes were mandatorily converted into shares of our common stock pursuant to the terms of the Note. The Company converted $300,000 of Convertible Promissory Notes and $18,228 of Accrued Interest were converted into 127,291 shares of Common Stock at a conversion price of $2.50. The Company accrued $9,000 for a 3% cash conversion fee on the principal converted payable to the placement agent, Paulson Investment Company.